Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Tax expense (benefit) at the statutory rate	$ (444,293)	$ (703,624)
State income taxes (benefit), net of federal income tax benefit	(90,843)	(120,446)
Non-deductible expenses	13,104	637,419
Change in tax rate estimates	222,925
Change in valuation allowance	299,107	186,651
Total